WEBs ETF Trust

WEBs Defined Volatility XLF ETF

Schedule of Investments

July 31, 2025 (unaudited)

SECURITY DESCRIPTION	SHARES	VALUE
EXCHANGE-TRADED FUNDS – 50.4%
United States – 50.4%
Financial Select Sector SPDR Fund	2,375	$124,378
TOTAL EXCHANGE-TRADED FUNDS (Cost - $125,115)		124,378

	PRINCIPAL
	AMOUNT
SHORT-TERM INVESTMENTS – 50.7%
Time Deposits – 50.7%
Citibank, New York, 3.68% 08/01/2025	$31,205	31,205
JPMorgan Chase, New York, 3.68% 08/01/2025(1)	93,759	93,759
TOTAL TIME DEPOSITS (Cost - $124,964)		124,964
TOTAL SHORT-TERM INVESTMENTS (Cost - $124,964)		124,964

TOTAL INVESTMENTS – 101.1% (Cost - $250,079)		249,342
OTHER ASSETS LESS LIABILITIES – (1.1)%		(2,793)
NET ASSETS – 100.0%		$246,549

TOTAL RETURN SWAPS

Counterparty & Reference Instrument	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Value and Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Instrument
Cantor Fitzgerald Financial Select Sector SPDR Fund	OBFR + 1.20%	Monthly	USD	375	08/24/2026	$(2,740)

(1)	Position, or a portion thereof, has been segregated to collateralize derivatives outstanding.

Abbreviations used in this schedule:

OBFR – Overnight Bank Funding Rate